Earnings per share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share
Summary of earnings per share

	Successor for	Successor for	Successor from	Predecessor
	the year ended	the year ended	January 4,	from January 1,
	December 31,	December 31,	through December 31	2019 through
	2021	2020	2019	March 7 2019
Net loss for the period	$(38,339)	$(6,780)	$(17,878)	$(7,832)
Less accumulated preferred dividend yield	(4,205)	(16,900)	(10,932)	—
Total	(42,544)	(23,680)	(28,810)	(7,832)
Weighted average number of shares (thousands)	99,261	21,439	14,505	171
Basic and diluted loss per share	$(0.43)	$(1.10)	$(1.99)	$(45.80)